Discontinued Operations (Schedule of Disposal Groups in the Income Statement) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 01, 2014
Discontinued Operations, Statement of Operations
Net (loss) income from discontinued operations	$ (774)	$ (582)	$ (350)	$ 15,023	$ 14,037	$ 450
Discontinued Operations [Member]
Discontinued Operations, Statement of Operations
Revenue	151	2,158	1,619	33,645	33,346	84,968
Operating (loss) income	(604)	(582)	(164)	15,027	14,290	2,110
Loss on disposal of assets and liabilities						(876)
Loss on sale of Gen5					(470)
Loss on sale of subsidiary						(375)
Other income	207		191		909
Loss on realization of cumulative translation adjustment						(630)
Other expense				(4)
Pre-tax (loss) income	(397)		27		14,729	229
Benefit for income taxes					692	(221)
Net (loss) income from discontinued operations	(774)	(582)	(350)	15,023	14,037	450
Discontinued Operations [Member] | U.S. Messaging and Other [Member]
Discontinued Operations, Statement of Operations
Revenue	0	224	371	664	922	4,255
Operating (loss) income	(593)	(140)	(365)	(493)	(511)	(3,698)
Loss on disposal of assets and liabilities						0
Loss on sale of Gen5					0
Loss on sale of subsidiary						0
Other income	30		113		510
Loss on realization of cumulative translation adjustment						0
Other expense				0
Pre-tax (loss) income	(563)		(252)		(1)	(3,698)
Benefit for income taxes					0	0
Net (loss) income from discontinued operations	(940)	(140)	(629)	(493)	(1)	(3,698)
Discontinued Operations [Member] | Canadian Messaging and Gen5 [Member]
Discontinued Operations, Statement of Operations
Revenue		929		3,079	3,665	5,355
Operating (loss) income		(122)		(414)	(444)	(1,289)
Loss on disposal of assets and liabilities						0
Loss on sale of Gen5					(470)
Loss on sale of subsidiary						0
Other income					399
Loss on realization of cumulative translation adjustment						0
Other expense				0
Pre-tax (loss) income					(515)	(1,289)
Benefit for income taxes					0	0
Net (loss) income from discontinued operations		(122)		(414)	(515)	(1,289)
Discontinued Operations [Member] | Canadian Messaging [Member]
Discontinued Operations, Statement of Operations
Revenue	0		451
Operating (loss) income	30		(84)
Other income	14
Other expense			(85)
Pre-tax (loss) income	44		(169)
Net (loss) income from discontinued operations	44		(169)
Discontinued Operations [Member] | U.K. Carrier [Member]
Discontinued Operations, Statement of Operations
Revenue	151	371	797	1,143
Operating (loss) income	(41)	219	285	689
Other income	163		163
Other expense				(4)
Pre-tax (loss) income	122		448				200
Net (loss) income from discontinued operations	122	219	448	685
Discontinued Operations [Member] | U.S. Carrier [Member]
Discontinued Operations, Statement of Operations
Revenue		634		28,759	28,759	73,865
Operating (loss) income		(539)		15,245	15,245	11,883
Loss on disposal of assets and liabilities						0
Loss on sale of Gen5					0
Loss on sale of subsidiary						0
Other income					0
Loss on realization of cumulative translation adjustment						0
Other expense				0
Pre-tax (loss) income					15,245	11,883
Benefit for income taxes					0	0
Net (loss) income from discontinued operations		(539)		15,245	15,245	11,883
Discontinued Operations [Member] | International Carrier [Member]
Discontinued Operations, Statement of Operations
Revenue					0	1,493
Operating (loss) income					0	(4,786)
Loss on disposal of assets and liabilities						(876)
Loss on sale of Gen5					0
Loss on sale of subsidiary						(375)
Other income					0
Loss on realization of cumulative translation adjustment						(630)
Pre-tax (loss) income					0	(6,667)
Benefit for income taxes					692	(221)
Net (loss) income from discontinued operations					$ (692)	$ (6,446)